Taxation - Summary of prima facie tax reconciliation (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Major components of tax expense (income) [abstract]
Profit before taxation	$ 12,315	$ 18,049
Deduct: share of profit after tax of equity accounted units	(468)	(556)
Parent companies' and subsidiaries' profit before tax	$ 11,847	$ 17,493
Applicable tax rate	19.00%	19.00%
Prima facie tax payable at UK rate of 19% (2021: 19%)	$ 2,251	$ 3,324
Higher rate of taxation of 30% on Australian underlying earnings (2021: 30%)	924	1,609
Other tax rates applicable outside the UK and Australia on underlying earnings	60	77
Impact of items excluded in arriving at underlying earnings:
– Losses/gains on foreign exchange and on derivatives	(61)	(34)
– Losses from increases to closure estimates (non-operating and fully impaired sites)	6	(9)
– Utilisation of capital losses on the gain recognised by Kitimat relating to LNG Canada's project	(13)	0
Impact of changes in tax rates and laws	(12)	0
Recognition of previously unrecognised deferred tax assets	(209)	(77)
Write-down of previously recognised deferred tax assets	8	8
Adjustments in respect of prior periods	(137)	43
Other items	85	40
Total taxation charge	2,902	4,981
Income tax on share of profit of equity accounted units	$ (289)	$ (318)
Weighted average statutory tax rate	29.00%	29.00%